Income Taxes - Gross rollforward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross rollforward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 13,791,257	$ 12,317,531
Statement of income credit	2,598,712	2,058,457
Other comprehensive income ("OCI") credit	1,154,097	336,689
Retained earnings charge	(342,420)
Charged to retained earnings in connection with the adoption of new IFRS Standards		(921,420)
Reclassification to current assets (liabilities) held for sale	(68,731)
Deferred income tax account at end of period	$ 17,132,915	$ 13,791,257